Expense Example {- Technology Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-19 - Technology Portfolio - Technology Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859